UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Muller
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

      /s/ Rick Muller     New York, NY     November 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $489,555 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                     COM              008916108     2490    50000 SH       SOLE                    50000        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103    10967   550000 SH       SOLE                   550000        0        0
APACHE CORP                    COM              037411105     9183   100000 SH       SOLE                   100000        0        0
BARRICK GOLD CORP              COM              067901108    13265   350000 SH       SOLE                   350000        0        0
BARRICK GOLD CORP              COM              067901108    13265   350000 SH  PUT  SOLE                   350000        0        0
BHP BILLITON PLC               SPONSORED ADR    05545E209     7058   128100 SH       SOLE                   128100        0        0
BUNGE LIMITED                  COM              G16962105    15653   250000 SH       SOLE                   250000        0        0
CABOT OIL & GAS CORP           COM              127097103    12513   350000 SH       SOLE                   350000        0        0
CF INDS HLDGS INC              COM              125269100     4312    50000 SH       SOLE                    50000        0        0
CIMAREX ENERGY CO              COM              171798101     4332   100000 SH       SOLE                   100000        0        0
CONSOL ENERGY INC              COM              20854P109    15789   350000 SH       SOLE                   350000        0        0
COSAN LTD                      SHS A            G25343107     2370   300000 SH       SOLE                   300000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     1158   100000 SH       SOLE                   100000        0        0
ENERNOC INC                    COM              292764107     7150   215626 SH       SOLE                   215626        0        0
FOSTER WHEELER AG              COM              H27178104     4787   150000 SH       SOLE                   150000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    32590   475000 SH       SOLE                   475000        0        0
FRONTIER OIL CORP              COM              35914P105    11832   850000 SH       SOLE                   850000        0        0
GREAT BASIN GOLD LTD           COM              390124105     2786  1820000 SH       SOLE                  1820000        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116     1059  1891580 SH       SOLE                  1891580        0        0
HESS CORP                      COM              42809H107     5346   100000 SH       SOLE                   100000        0        0
HESS CORP                      COM              42809H107     5346   100000 SH  CALL SOLE                   100000        0        0
ISHARES INC                    MSCI BRAZIL      464286400    27056   400000 SH  PUT  SOLE                   400000        0        0
ISHARES TR                     FTSE CHINA ETF   464288190    13299   325000 SH  PUT  SOLE                   325000        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234     9728   250000 SH  PUT  SOLE                   250000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655    36144   600000 SH  PUT  SOLE                   600000        0        0
MARATHON OIL CORP              COM              565849106    11165   350000 SH       SOLE                   350000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     6794   150000 SH  PUT  SOLE                   150000        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     4678   125000 SH       SOLE                   125000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105    13720   175000 SH       SOLE                   175000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     5532   200000 SH       SOLE                   200000        0        0
QUANTA SVCS INC                COM              74762E102     5533   250000 SH       SOLE                   250000        0        0
RENESOLA LTD                   SPONS ADS        75971T103     8658  1800000 SH       SOLE                  1800000        0        0
SOUTHWESTERN ENERGY CO         COM              845467109    28809   675000 SH       SOLE                   675000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    34598   350000 SH  CALL SOLE                   350000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714     3413   100000 SH  PUT  SOLE                   100000        0        0
ST MARY LD & EXPL CO           COM              792228108    14607   450000 SH       SOLE                   450000        0        0
STERLITE INDS INDIA LTD        ADS              859737207    50554  3165559 SH       SOLE                  3165559        0        0
SUNPOWER CORP                  COM CL A         867652109     4484   150000 SH       SOLE                   150000        0        0
TENARIS S A                    SPONSORED ADR    88031M109     7124   200000 SH       SOLE                   200000        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     8553   100000 SH       SOLE                   100000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     5636  3080000 SH       SOLE                  3080000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     6219   300000 SH       SOLE                   300000        0        0